Property and Equipment, Net	9 Months Ended
Sep. 30, 2020
Property Plant And Equipment [Abstract]
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	AS OF DECEMBER 31, 2019	AS OF SEPTEMBER 30, 2020
Computer equipment and software	$373	$373
Furniture, fixtures and other	768	768
Laboratory equipment	377	289
Leasehold improvements	449	449
	1,967	1,879
Accumulated depreciation	(1,622)	(1,710)
Property and equipment, net	$345	$169

Depreciation expense was $0.2 million for the nine months ended September 30, 2019 and 2020.